UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23371

TIGERSHARES Trust

3532 Muirwood Drive

Newton Square, PA 19073

U.S. Bancorp Fund Services, LLC

615 E. Michigan Street

Milwaukee, WI 53202

484-816-7801

Date of fiscal year end: September 30, 2019

Date of reporting period: June 30, 2019

Item 1. Schedule of Investments.

UP Fintech China-U.S. Internet Titans ETF
Schedule of Investments

June 30, 2019 (Unaudited)

Shares		Value
COMMON STOCKS - 99.9%
China - 48.6%
5,458	58.com, Inc. ADR (a)	$339,324
4,168	Alibaba Group Holding Ltd. ADR (a)	706,268
3,621	Autohome, Inc. ADR (a)	310,030
2,828	Baidu, Inc. ADR (a)	331,894
8,999	Ctrip.com International Ltd. ADR (a)	332,153
12,073	JD.com, Inc. ADR (a)	365,691
40,300	Meituan Dianping (a)	353,350
1,251	NetEase, Inc. ADR	319,968
14,900	Tencent Holdings Ltd.	672,479
7,489	Weibo Corp. ADR (a)	326,146
		4,057,303

United States - 51.3%
564	Alphabet, Inc. (a)	609,633
351	Amazon.com, Inc. (a)	664,664
1,272	Arista Networks, Inc. (a)	330,237
188	Booking Holdings, Inc. (a)	352,445
8,656	eBay, Inc.	341,912
3,505	Facebook, Inc. (a)	676,465
547	MercadoLibre, Inc. (a)	334,638
906	Netflix, Inc. (a)	332,792
8,535	Twitter, Inc. (a)	297,872
1,595	VeriSign, Inc. (a)	333,610
		4,274,268
	TOTAL COMMON STOCKS (Cost $7,614,994)	8,331,571
MONEY MARKET FUNDS - 0.1%
6,483	First American Government Obligations Fund, 2.30% (b)	6,483
	TOTAL MONEY MARKET FUNDS (Cost $6,483)	6,483

	TOTAL INVESTMENTS - 100.0% (Cost $7,621,477)	8,338,054
	Liabilities in Excess of Other Assets - 0.0% (c)	(3,938)
	TOTAL NET ASSETS - 100.0%	$8,334,116

Percentages are stated as a percent of net assets.

ADR American Depository Receipt

(a) Non-Income producing security.

(b) Rate shown is the 7-day effective yield.

(c) Rounds to Zero.

The unaudited cost basis of investments for federal income tax purposes at June 30, 2019 was as follows*:

UP Fintech China-U.S. Internet Titans ETF
Cost of investments	$7,621,477
Gross unrealized appreciation	$926,802
Gross unrealized depreciation	$(210,225)
Net unrealized appreciation/(depreciation)	$716,577

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.

VALUATION MEASUREMENTS (Unaudited)

The Fund follows authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2019:

	UP Fintech China-U.S. Internet Titans ETF
	Level 1	Level 2	Level 3	Total
Common Stocks*	$8,331,571	$—	$—	$8,331,571
Money Market Funds*	6,483	—	—	6,483
Total Investments in Securites	$8,338,054	$—	$—	$8,338,054

*For further detail on each asset class, see the Schedule of Investments

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TigerShares Trust

By (Signature and Title)	/s/ Yang Xu
Yang Xu, Principal Executive Officer, President

Date	08/08/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Yang Xu
Yang Xu, Principal Executive Officer, President

Date	08/08/2019

By (Signature and Title)	/s/ David P. Foulke
David P. Foulke, Principal Financial Officer, Vice President

Date	08/11/2019

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